Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment and corporate information
Revenue from contracts with customers	€ 4,317,259	€ 4,283,699	€ 8,463,653	€ 8,639,203
Revenue from insurance contracts	518,372	488,279	965,391	991,639
Revenue from lease contracts	24,935	19,735	43,669	42,325
Revenue	4,860,566	4,791,713	9,472,713	9,673,167
Costs of revenue	(3,550,584)	(3,577,352)	(6,983,239)	(7,274,828)
Research and development	(39,630)	(38,116)	(77,939)	(81,598)
Operating income (loss)	465,855	425,283	752,050	756,673
Interest	(82,856)	(74,729)	(161,535)	(155,466)
Income before income taxes	382,999	350,554	590,515	601,207
Depreciation and amortization	(357,159)	(362,031)	(711,060)	(744,628)
Impairment loss	(5,953)	(13,204)	(114,993)	(24,970)
Income (loss) from equity method investees	(41,256)	45,175	66	93,008
Total assets	31,293,240	31,291,184	31,293,240	31,291,184	€ 31,002,333
thereof investment in equity method investees	660,694	710,728	660,694	710,728	€ 663,652
Additions of property, plant and equipment, intangible assets and right-of-use assets	350,246	286,994	668,064	604,702
Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,252,174	3,225,352	6,396,681	6,501,665
Revenue	3,252,174	3,225,352	6,396,681	6,501,665
Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,065,085	1,058,347	2,066,972	2,137,538
Revenue from lease contracts	24,935	19,735	43,669	42,325
Revenue	1,090,020	1,078,082	2,110,641	2,179,863
Total Segment
Segment and corporate information
Revenue from contracts with customers	4,317,259	4,283,699	8,463,653	8,639,203
Revenue from insurance contracts	518,372	488,279	965,391	991,639
Revenue from lease contracts	24,935	19,735	43,669	42,325
Revenue	4,860,566	4,791,713	9,472,713	9,673,167
Total Segment | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,252,174	3,225,352	6,396,681	6,501,665
Total Segment | Healthcare products
Segment and corporate information
Revenue from contracts with customers	1,065,085	1,058,347	2,066,972	2,137,538
Care Delivery
Segment and corporate information
Revenue from contracts with customers	3,340,048	3,262,807	6,512,737	6,590,551
Revenue	3,340,048	3,262,807	6,512,737	6,590,551
Care Delivery | Healthcare services
Segment and corporate information
Revenue from contracts with customers	3,234,409	3,207,936	6,335,565	6,458,118
Care Delivery | Healthcare products
Segment and corporate information
Revenue from contracts with customers	105,639	54,871	177,172	132,433
Value-Based Care
Segment and corporate information
Revenue from contracts with customers	17,765	17,416	61,116	43,547
Revenue from insurance contracts	518,372	488,279	965,391	991,639
Revenue	536,137	505,695	1,026,507	1,035,186
Value-Based Care | Healthcare services
Segment and corporate information
Revenue from contracts with customers	17,765	17,416	61,116	43,547
Care Enablement
Segment and corporate information
Revenue from contracts with customers	959,446	1,003,476	1,889,800	2,005,105
Revenue from lease contracts	24,935	19,735	43,669	42,325
Revenue	984,381	1,023,211	1,933,469	2,047,430
Care Enablement | Healthcare products
Segment and corporate information
Revenue from contracts with customers	959,446	1,003,476	1,889,800	2,005,105
Care Enablement | Certain pharmaceutical products
Segment and corporate information
Revenue from contracts with customers		18,309		38,885
Operating Segments | Total Segment
Segment and corporate information
Revenue	5,385,511	5,234,220	10,468,442	10,577,471
Costs of revenue	(4,036,687)	(4,013,011)	(7,920,737)	(8,167,524)
Research and development	(39,709)	(38,116)	(77,939)	(81,598)
Operating income (loss)	550,893	426,583	898,312	844,130
Depreciation and amortization	(351,344)	(354,479)	(701,812)	(730,872)
Impairment loss	(5,843)	(13,204)	(79,663)	(24,970)
Income (loss) from equity method investees	(41,256)	45,175	66	93,008
Total assets	57,291,219	54,297,930	57,291,219	54,297,930
thereof investment in equity method investees	660,694	710,728	660,694	710,728
Additions of property, plant and equipment, intangible assets and right-of-use assets	363,773	291,378	684,718	613,506
Operating Segments | Care Delivery
Segment and corporate information
Revenue	3,478,314	3,380,682	6,771,882	6,827,510
Costs of revenue	(2,594,852)	(2,603,301)	(5,141,438)	(5,342,930)
Operating income (loss)	434,946	346,402	706,134	666,399
Depreciation and amortization	(230,694)	(243,716)	(463,131)	(504,322)
Impairment loss	(5,531)	(10,003)	(75,400)	(17,079)
Income (loss) from equity method investees	(41,256)	45,175	66	93,008
Total assets	42,076,323	39,706,254	42,076,323	39,706,254
thereof investment in equity method investees	660,694	710,728	660,694	710,728
Additions of property, plant and equipment, intangible assets and right-of-use assets	251,534	177,749	454,200	387,485
Operating Segments | Value-Based Care
Segment and corporate information
Revenue	536,137	505,695	1,026,507	1,035,186
Costs of revenue	(495,322)	(486,685)	(946,708)	(979,314)
Operating income (loss)	17,330	(8,842)	6,292	(5,593)
Depreciation and amortization	(197)	(1,435)	(855)	(2,676)
Impairment loss		82		(2,192)
Total assets	616,408	590,177	616,408	590,177
Additions of property, plant and equipment, intangible assets and right-of-use assets	103	91	141	198
Operating Segments | Care Enablement
Segment and corporate information
Revenue	1,371,060	1,347,843	2,670,053	2,714,775
Costs of revenue	(946,513)	(923,025)	(1,832,591)	(1,845,280)
Research and development	(39,709)	(38,116)	(77,939)	(81,598)
Operating income (loss)	98,617	89,023	185,886	183,324
Depreciation and amortization	(120,453)	(109,328)	(237,826)	(223,874)
Impairment loss	(312)	(3,283)	(4,263)	(5,699)
Total assets	14,598,488	14,001,499	14,598,488	14,001,499
Additions of property, plant and equipment, intangible assets and right-of-use assets	112,136	113,538	230,377	225,823
Operating Segments | Care Enablement | Certain pharmaceutical products
Segment and corporate information
Costs of revenue		(14,157)		(29,918)
Operating income (loss)		1,602		3,868
Operating Segments | Corporate
Segment and corporate information
Costs of revenue	328	1,534	2,390	2,090
Research and development	79
Operating income (loss)	(45,868)	7,082	(85,641)	(73,758)
Depreciation and amortization	(15,692)	(16,958)	(29,175)	(33,998)
Impairment loss	(110)		(35,330)
Total assets	12,116,023	11,396,571	12,116,023	11,396,571
Additions of property, plant and equipment, intangible assets and right-of-use assets	34,994	6,558	59,365	11,975
Inter-segment
Segment and corporate information
Revenue	(524,945)	(442,507)	(995,729)	(904,304)
Costs of revenue	485,775	434,125	935,108	890,606
Operating income (loss)	(39,170)	(8,382)	(60,621)	(13,699)
Depreciation and amortization	9,877	9,406	19,927	20,242
Total assets	(38,114,002)	(34,403,317)	(38,114,002)	(34,403,317)
Additions of property, plant and equipment, intangible assets and right-of-use assets	(48,521)	(10,942)	(76,019)	(20,779)
Inter-segment | Total Segment
Segment and corporate information
Revenue	(524,945)	(442,507)	(995,729)	(904,304)
Inter-segment | Care Delivery
Segment and corporate information
Revenue	(138,266)	(117,875)	(259,145)	(236,959)
Inter-segment | Care Enablement
Segment and corporate information
Revenue	€ (386,679)	(324,632)	€ (736,584)	(667,345)
Inter-segment | Care Enablement | Certain pharmaceutical products
Segment and corporate information
Revenue		€ (1,296)		€ (2,592)